Accounts Payable	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 9: ACCOUNTS PAYABLE

Accounts payable as of December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Creditors	$1,503	$1,625
Brokers	2,005	2,031
Professional and legal fees	354	1,199
Total accounts payable	$3,862	$4,855